Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Pledged Assets [Abstract]
Schedule of assets pledged as collateral [text block]
The carrying amounts of the assets which the Company pledged as collateral were as follows:

		December 31,
Pledged assets	Pledged to secure	2017	2016
		(in thousands)
Restricted cash in banks(i)	R&;D projects, oil purchases and guarantees for foreign labors and customs duties	$87,105	93,379
Land and building (including investment property)	Long-term borrowings	42,031,020	52,076,840
Machinery, equipment and prepayments for equipment	Long-term borrowings	17,143,591	27,058,442
		$59,261,716	79,228,661
(i) Classified as other current financial assets and other noncurrent assets by its liquidity.